Reorganization Under Chapter 11 and Current Capital Structure	12 Months Ended
Dec. 31, 2010
Reorganization Under Chapter 11 and Current Capital Structure [Abstract]
REORGANIZATION UNDER CHAPTER 11 AND CURRENT CAPITAL STRUCTURE

2.	REORGANIZATION UNDER CHAPTER 11 AND CURRENT CAPITAL STRUCTURE

On December 17, 2009, the Company successfully emerged from bankruptcy as a reorganized company after voluntarily filing for bankruptcy on October 21, 2009 with the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”), pursuant to prepackaged plans of reorganization (the “Reorganization”). The purpose of the Reorganization was to reorganize the Company’s capital structure while allowing it to continue to operate its business. The Reorganization was necessary because it was determined that the Company would be unable to operate its business and meet its debt obligations under its pre-Reorganization capital structure.

As a result of the Reorganization, approximately $1.3 billion of debt was eliminated. On December 29, 2009, the Bankruptcy Court closed the bankruptcy cases for Nortek’s subsidiaries and on March 31, 2010 closed the bankruptcy case for Nortek. On December 17, 2009 (the “Effective Date”), the Company emerged from bankruptcy as a reorganized company with a new capital structure.

The Company’s capital structure at December 31, 2010 consists of the following:

•	ABL Facility. In December 2010, the Company amended and restated its $300.0 million asset-based revolving credit facility (the “ABL Facility”) to, among other things, lower the interest rates payable by the Company and amend certain provisions to provide Nortek with more flexibility.

•	10% Senior Unsecured Notes due 2018. In November 2010, the Company issued a total principal amount of $250.0 million in 10% Senior Unsecured Notes due 2018 (the “10% Notes”) to initial purchasers who then resold the 10% Notes to certain institutional investors.

•	11% Senior Secured Notes due 2013. On the Effective Date, the Company issued a total principal amount of $753.3 million in 11% Senior Secured Notes due 2013 (the “11% Notes”) to certain of its pre-Reorganization creditors.

•	Common Stock and Warrants. On the Effective Date, the Company issued 15,000,000 shares of common stock, par value $0.01 per share and issued warrants that may be exercised for a period of five years to purchase 789,474 shares of common stock at an exercise price of $52.80 per share to certain of its pre-Reorganization creditors, including certain of its directors and executive officers.

•	Restricted Stock. On the Effective Date, the Company granted 710,731 shares of restricted common stock. In addition, during 2010 the Company issued 2,000 shares of restricted stock and 11,750 shares of restricted stock were forfeited. These shares were issued to certain of the Company’s executive officers and are eligible to vest in annual installments based upon the achievement of specified levels of adjusted earnings before interest, taxes, depreciation and amortization (“EBITDA”), as defined in the applicable award agreement, for each of the Company’s 2010, 2011, 2012 and 2013 fiscal years.

•	Options to Purchase Common Stock. On the Effective Date, the Company granted options to purchase 710,731 shares of common stock each at an exercise price of $17.50 per share. In addition, during 2010 the Company granted options to purchase 92,000 shares of common stock at exercise prices ranging from $17.50 to $41.00 and options to purchase 21,750 shares of common stock were forfeited. These stock options were issued to certain of the Company’s executive officers and directors and vest at the rate of 20% on each anniversary of the grant date, beginning with the first anniversary of the grant date, with 100% vesting upon the fifth anniversary of the grant date, and, unless terminated earlier, expire on the tenth anniversary of the grant date.

For further information regarding the 11% Notes, 10% Notes and ABL Facility, see Note 8, “Notes, Mortgage Notes and Obligations Payable”. For further information regarding the Company’s restricted stock and options to purchase common stock, see Note 9, “Share-Based Compensation”.

Cancellation of Certain Pre-Petition Obligations

Under the Prepackaged Plans, the Company’s pre-petition equity and certain of its debt and other obligations were cancelled and extinguished, as follows:

•	The Predecessor’s common stock was extinguished, and no distributions were made to the Predecessor’s former shareholders;

•	The Predecessor’s 10% Notes, 8 1/2% Notes and 9 7/8% Notes were cancelled, and the indentures governing such debt securities were terminated (other than for purposes of allowing holders of each of the notes to receive distributions under the Prepackaged Plans and allowing the trustees to exercise certain rights);

•	The Predecessor’s pre-petition five-year $350.0 million senior secured asset-based revolving credit facility (the “Predecessor ABL Facility”) was paid in full and terminated; and

•	The Predecessor’s net intercompany accounts with its former parent entities were cancelled.

For further information regarding the resolution of the Company’s pre-petition liabilities in accordance with the Prepackaged Plans, see Note 3, “Fresh-Start Accounting (Restated) — Liabilities Subject to Compromise”, and Note 8, “Notes, Mortgage Notes and Obligations Payable”.